AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 14, 2020

Securities Act File No. 2-95973

Investment Company Act File No. 811-4236

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 311	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 312	☒

(Check appropriate box or boxes)

JPMORGAN TRUST II

(Exact Name of Registrant Specified in Charter)

277 Park Avenue

New York, New York, 10172

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Gregory S. Samuels, Esq.

J.P. Morgan Investment Management Inc.

4 New York Plaza

New York, New York 10004

(Name and Address of Agent for Service)

With copies to:

Jessica K. Ditullio, Esq.	Jon S. Rand, Esq.
JPMorgan Chase & Co.	Dechert LLP
1111 Polaris Parkway	1095 Avenue of the Americas
Columbus, Ohio 43240	New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 311 relates to the following Funds:

J.P. Morgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust II, certifies that it meets all the requirements for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus and State of Ohio on the 14th day of July, 2020.

JPMorgan Trust II

By:	Brian S. Shlissel*
Name: Brian S. Shlissel
Title: President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Amendment to the registration statement has been signed below by the following persons in the capacities indicated on July 14, 2020.

John F. Finn*	Peter C. Marshall*
John F. Finn	Peter C. Marshall
Trustee	Trustee

Stephen P. Fisher*	Mary E. Martinez*
Stephen P. Fisher	Mary E. Martinez
Trustee	Trustee

Kathleen M. Gallagher*	Marilyn McCoy*
Kathleen M. Gallagher	Marilyn McCoy
Trustee	Trustee

Dennis P. Harrington*	Mitchell M. Merin*
Dennis P. Harrington	Mitchell M. Merin
Trustee	Trustee

Frankie D. Hughes*	Robert A. Oden, Jr.*
Frankie D. Hughes	Robert A. Oden, Jr.
Trustee	Trustee

Raymond Kanner*	Marian U. Pardo*
Raymond Kanner	Marian U. Pardo
Trustee	Trustee

Timothy J. Clemens*	Brian S. Shlissel*
Timothy J. Clemens	Brian S. Shlissel
Treasurer and Principal Financial Officer	President and Principal Executive Officer

*By	/s/ Jessica K. Ditullio
Jessica K. Ditullio
Attorney-In-Fact

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase